ROCHDALE
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ROCHDALE MAGNA PORTFOLIO
ROCHDALE ALPHA PORTFOLIO
ROCHDALE ATLAS PORTFOLIO




SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED
SEPTEMBER 30, 2000

October 26, 2000

Dear Fellow Shareholders:

We are pleased to report the six-month  investment  performance  of the Rochdale
Magna  ("Magna"),   Rochdale  Alpha  ("Alpha"),  and  Rochdale  Atlas  ("Atlas")
Portfolios through September 30, 2000.

ROCHDALE MAGNA PORTFOLIO

The Magna Portfolio invests predominantly in stocks of large-cap U.S. companies within attractive industries and sectors. As of September 30, 2000, there were 49 holdings in the Magna Portfolio. As a large-cap core exposure, Magna invests in stocks across a broad spectrum of industries, including technology, finance, healthcare, telecommunications, industrials, energy, consumer industrials, and basic materials.

For the six months ended September 30, 2000, the Magna Portfolio returned -4.93%, which compares with the benchmark return of the S&P 500 index of -3.60% for the same time period. The period was volatile for large-cap stocks, which ended the third quarter on a down note. Growth stocks did not fare particularly well as they were mostly shunned in favor of value names. Most of the decline was attributable to the lagging technology sector, a surprising reversal from years past. Healthcare and financials enjoyed a resurgence, but most industrial sectors took a turn for the worse as future GDP growth and consumer spending came into question.

As of September 30, 2000, the ten largest holdings in the Magna Portfolio were:

     COMPANY                                          PERCENT OF ASSETS
     -------                                          -----------------
     Bristol-Myers Squibb Co.                               4.2%
     American International Group Inc.                      4.0%
     E M C Corp.                                            3.8%
     Exxon Mobil Corp.                                      3.7%
     Paychex Inc.                                           3.6%
     Pfizer Inc.                                            3.3%
     Verizon Communications                                 3.1%
     Enron Corp.                                            3.0%
     Morgan Stanley Dean Witter                             2.8%
     Providian Financial Corp.                              2.7%

ROCHDALE ALPHA PORTFOLIO

The Alpha Portfolio seeks to identify, through rigorous research, investing opportunities in small and medium-size U.S. companies. The selection process focuses on prospects for future growth, depth of the management team, and competitive positioning within a given industry. As of September 30, 2000, there were 29 holdings in the Alpha Portfolio invested among the following sectors: technology, healthcare, finance, energy, telecommunications, and consumer and commercial services. These represent roughly the same sectors as those found in the Magna Portfolio, but historically, these small and medium-size companies offer above average rates of return accompanied by above average variability versus large-cap investments.

From March 31, 2000, through September 30, 2000, the Alpha Portfolio gained 16.71% compared to the performance of the cap-weighted blended S&P MidCap 400 and S&P SmallCap 600 benchmark indices of 7.30%. Small and mid-cap stocks have weathered the storm more soundly than their large-cap peers during this period. Health care stocks, aided by advanced research findings, led the pack, as did financial issues, but technology stocks took a beating, along with basic materials and industrials.

The ten largest holdings of the Alpha Portfolio as of September 30, 2000, included:

     COMPANY                                          PERCENT OF ASSETS
     -------                                          -----------------
     Computer Network Technology                             6.5%
     Bed Bath & Beyond Inc.                                  4.9%
     Metris Companies Inc.                                   4.7%
     Rational Software Corp.                                 4.5%
     Outback Steakhouse Inc.                                 4.3%
     International Game Technology                           4.2%
     Tenet Healthcare Corp.                                  4.2%
     DVI Inc.                                                4.1%
     Dendrite International Inc.                             4.0%
     Biovail Corp.                                           4.0%

ROCHDALE ATLAS PORTFOLIO

The Atlas Portfolio invests primarily in the securities in both emerging and developed foreign markets. Country selection, the process of identifying attractively-valued countries on a comparative basis to other countries, guides the stock selection process. From the range of attractive countries, we select securities that are representative of a given country's economy. Atlas investments include ADR shares as well as local shares.

The Atlas Portfolio fell 12.93% during the six-month period ended September 30, 2000. For the same period, the Dow Jones World Index (excluding U.S.)* dropped 12.43%. During the second quarter, foreign markets suffered under the uncertainty over U.S. interest rates and threat of an economic slowdown in North America. There was a bit of resurgence early in the third quarter, but overseas markets continued to sag through September due to concerns over oil prices, corporate earnings, and a strengthening U.S. dollar vs. the euro and yen.

The countries in which the Atlas Portfolio was invested on September 30, 2000, were:

   *  Belgium    *  Germany    *  Japan        *  Netherlands     *  Switzerland
   *  Brazil     *  India      *  Korea        *  Norway
   *  France     *  Ireland    *  Singapore    *  Spain

These countries can be classified predominantly as developed (78%) markets; the remainder as emerging markets (22%). The Atlas Portfolio seeks to invest at least 40% of fund assets in foreign developed markets.

As of September 30, 2000, the ten largest holdings in the Atlas Portfolio were:

    COMPANY                              COUNTRY             PERCENT OF ASSETS
    -------                              -------             -----------------
    iShares MSCI Japan Index             Japan                      7.1%
    SAP AG                               Germany                    2.9%
    Nestle SA                            Switzerland                2.6%
    Petroleo Brasileiro                  Brazil                     2.4%
    India Fund                           India                      2.4%
    iShares MSCI Germany Index           Germany                    2.4%
    Siemens AG                           Germany                    2.1%
    Norsk Hydro ASA                      Norway                     2.1%
    Elan Corp. PLC                       Ireland                    2.0%
    Telefonica SA                        Spain                      2.0%

We are pleased with the performance of each of the Portfolios compared to their respective benchmarks. We have constructed each portfolio using a combination of diversified companies in a variety of industries. While past performance is not indicative of future returns, we believe each Portfolio is well positioned to capture the returns associated with the risks of the asset class that the Portfolio is dedicated to providing.

Sincerely,

Carl Acebes
Garrett R. D'Alessandro, CFA
PORTFOLIO MANAGERS

----------
* The Dow Jones World Index ex U.S. changed its calculation methodology effective 9/18/00. The return data prior and subsequent to this date have been geometrically linked.

                            ROCHDALE MAGNA PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES     COMMON STOCKS - 100.82%                                 MARKET VALUE
--------------------------------------------------------------------------------

            BANKS - 7.16%
   9,420    Bank of America Corp.................................   $   493,373
  10,113    Chase Manhattan Corp. New............................       467,094
   9,283    FleetBoston Financial Corporation....................       362,037
                                                                    -----------
                                                                      1,322,504
                                                                    -----------
            BASIC MATERIALS - 1.56%
   6,354    Sealed Air Corp.*....................................       287,519
                                                                    -----------
            BUSINESS SERVICES - 7.63%
   3,864    Computer Sciences Corp.*.............................       286,902
  10,667    De Luxe Corp.........................................       216,673
   7,372    Interpublic Group of Companies, Inc..................       251,109
  12,485    Paychex Inc..........................................       655,462
                                                                    -----------
                                                                      1,410,146
                                                                    -----------
            CAPITAL GOODS - 5.15%
   7,792    Honeywell International Inc..........................       277,590
   6,700    Johnson Controls Inc.................................       356,356
   4,576    United Technologies Corp.............................       316,888
                                                                    -----------
                                                                        950,834
                                                                    -----------
            COMPUTER HARDWARE - 2.09%
   3,310    Sun Microsystems Inc.................................       386,443
                                                                    -----------
            COMPUTER SOFTWARE - 1.06%
   7,800    Computer Associates International, Inc...............       196,462
                                                                    -----------
            CONSUMER ELECTRONICS AND APPLIANCE RETAILING - 0.56%
   4,500    Circuit City Stores..................................       103,500
                                                                    -----------
            CONSUMER SERVICES - 1.08%
   8,100    Carnival Corp........................................       199,463
                                                                    -----------
            DRUGS - 7.46%
  13,510    Bristol-Myers Squibb Co..............................       771,759
  13,500    Pfizer Inc...........................................       606,656
                                                                    -----------
                                                                      1,378,415
                                                                    -----------
            ELECTRICAL EQUIPMENT - 4.30%
   8,400    Millipore Corp.......................................       406,875
   8,400    Solectron Corp.*.....................................       387,450
                                                                    -----------
                                                                        794,325
                                                                    -----------
            ENERGY - 3.67%
   7,600    Exxon Mobil Corp.....................................       677,350
                                                                    -----------

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            FINANCIAL SERVICES - 8.00%
  12,300    Associates First Capital Corporation.................   $   467,400
   5,566    Morgan Stanley Dean Witter & Co......................       508,941
   3,954    Providian Financial Corp.............................       502,158
                                                                    -----------
                                                                      1,478,499
                                                                    -----------
            FOOD AND BEVERAGE - 1.93%
   4,516    Quaker Oats Co.......................................       357,329
                                                                    -----------
            HEALTH CARE - 4.64%
   9,253    Schering-Plough Corporation..........................       430,265
   8,222    Tyco International Ltd...............................       426,516
                                                                    -----------
                                                                        856,781
                                                                    -----------
            HOSPITALS - 1.36%
   6,751    The Healthcare Company...............................       250,631
                                                                    -----------
            INTERNET AND ONLINE CONTENT PROVIDERS - 1.44%
   4,967    America Online Inc...................................       266,976
                                                                    -----------
            MANUFACTURING - DIVERSIFIED MACHINERY - 1.42%
   5,604    Dover Corp...........................................       263,038
                                                                    -----------
            MEDIA - 2.27%
   9,605    Tribune Co...........................................       419,018
                                                                    -----------
            MEDICAL PRODUCTS - 1.74%
   7,600    Bard (C.R.) Inc......................................       321,100
                                                                    -----------
            MISCELLANEOUS ELECTRICAL PRODUCTS - 1.06%
  10,200    American Power Conversion............................       195,712
                                                                    -----------
            MULTILINE INSURANCE - 1.45%
   2,568    Cigna Corp...........................................       268,099
                                                                    -----------
            OIL REFINING - 3.03%
   6,400    Enron Corp...........................................       560,800
                                                                    -----------
            PERSONAL AND HOUSEHOLD PRODUCTS - 1.25%
  10,100    Newell Rubbermaid Inc................................       230,406
                                                                    -----------

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            PROPERTY INSURANCE - 3.95%
   7,629    American International Group Inc.....................   $   730,000
                                                                    -----------
            RETAIL - 1.25%
   8,867    Federated Department Stores*.........................       231,650
                                                                    -----------
            SEMICONDUCTOR - INTEGRATED CIRCUITS - 1.51%
   4,300    Linear Technology Corp...............................       278,425
                                                                    -----------
            SEMICONDUCTOR - SPECIALIZED - 1.58%
   3,400    Xilinx Inc...........................................       291,125
                                                                    -----------
            SPECIALTY RETAIL - 2.34%
   6,800    Best Buy Company Inc.*...............................       432,650
                                                                    -----------
            SWITCHING AND TRANSMISSION EQUIPMENT - 1.29%
   4,016    Nortel Networks......................................       239,203
                                                                    -----------
            TECHNOLOGY - 11.45%
  11,327    BMC Software Inc.*...................................       216,629
   8,680    Cisco Systems Inc.*..................................       479,570
   8,120    Dell Computer Corp.*.................................       250,198
   7,151    E M C Corp.*.........................................       708,843
   9,779    Texas Instruments Inc................................       461,447
                                                                    -----------
                                                                      2,116,687
                                                                    -----------
            TELECOMMUNICATIONS - 4.72%
   9,886    Worldcom*............................................       300,287
  11,800    Verizon Communications...............................       571,562
                                                                    -----------
                                                                        871,849
                                                                    -----------
            WIRELESS COMMUNICATIONS SERVICES - 1.42%
  12,586    AT&T Wireless Group..................................       262,733
                                                                    -----------

            Total Common Stock (cost $17,496,648)................    18,629,672
                                                                    -----------

            SHORT OPTIONS WRITTEN - (0.44%)
--------------------------------------------------------------------------------
     (81)   Carnival Corp. call/Oct./$25.00......................        (7,088)
     (42)   Intel Corp. put/Sept./$60.00.........................       (75,600)

            Total Short Options Written (proceeds $19,653).......       (82,688)

                            ROCHDALE MAGNA PORTFOLIO

--------------------------------------------------------------------------------
Principal Amount      SHORT-TERM INVESTMENTS - 1.25%

$231,817    Union Bank of California Money Market Fund
              (cost $231,817).......................                $   231,817
                                                                    -----------
            Total Investments in Securities
              (cost $17,708,812+): 101.63%.......................    18,778,801
            Liabilities in excess of Other Assets: (1.63%).......      (300,398)
                                                                    -----------
            Total Net Assets: 100%...............................   $18,478,403
                                                                    ===========

*    Non income-producing security.

+ At September 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation........................   $ 3,189,032
            Gross unrealized depreciation........................    (2,119,043)
                                                                    -----------
                Net unrealized appreciation......................   $ 1,069,989
                                                                    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES     COMMON STOCKS - 100.11%                                 MARKET VALUE
--------------------------------------------------------------------------------

            CABLE TV AND SATELLITE SYSTEMS - 3.94%
  10,840    Pegasus Communications Corp..........................   $   523,708
                                                                    -----------
            CHEMICALS - 2.76%
  27,000    Intertape Polymer Group, Inc.........................       366,187
                                                                    -----------
            COMPUTER SOFTWARE - 18.87%
   2,750    i2 Technologies Inc.*................................       514,422
  25,000    Computer Network Technology Corp.....................       859,375
  19,800    Dendrite International, Inc.*........................       530,887
   8,660    Rational Software Corp.*.............................       600,788
                                                                    -----------
                                                                      2,505,472
                                                                    -----------
            CONSUMER - CYCLICAL - 4.86%
  26,440    Bed Bath & Beyond Inc.*..............................       644,888
                                                                    -----------
            CONSUMER SERVICES - 8.45%
  16,546    International Game Technology*.......................       556,359
  20,830    Outback Steakhouse Inc.*.............................       565,014
                                                                    -----------
                                                                      1,121,373
                                                                    -----------
            DRUGS - 7.23%
   7,020    Medicis Pharmaceutical Corp..........................       431,730
   6,485    Biovail Corp.........................................       528,122
                                                                    -----------
                                                                        959,852
                                                                    -----------
            DIVERSIFIED ELECTRONICS - 2.48%
  10,700    Vishay Intertechnology, Inc..........................       329,025
                                                                    -----------
            FINANCIAL SERVICES - 11.36%
  28,100    DVI Inc.*............................................       546,194
  15,665    Metris Companies Inc.................................       618,767
   6,710    Zions Bancorporation.................................       343,154
                                                                    -----------
                                                                      1,508,115
                                                                    -----------
            HEALTH CARE - 6.88%
   6,400    Express Scripts Inc.*................................       462,400
  47,500    Hooper Holmes Inc....................................       451,725
                                                                    -----------
                                                                        914,125
                                                                    -----------
            INFORMATION SERVICES - 2.56%
  14,600    Nova Corp./Georgia*..................................       250,025
   4,050    Valassis Communications Inc.*........................        90,113
                                                                    -----------
                                                                        340,138
                                                                    -----------

                            ROCHDALE ALPHA PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            INTERNET - 4.24%
  16,500    BroadVision, Inc.....................................   $   421,781
   2,860    Exodus Communication Inc.*...........................       141,213
                                                                    -----------
                                                                        562,994
                                                                    -----------
            MEDICAL PROVIDER - 4.18%
  15,265    Tenet Healthcare Corp.*..............................       555,264
                                                                    -----------
            MISCELLANEOUS ELECTRONICS - 2.90%
  13,950    Kemet Corp...........................................       385,369
                                                                    -----------
            OIL AND GAS EXPLORATION AND PRODUCTION - 6.99%
   8,514    Devon Energy Corp....................................       512,117
   9,675    Weatherford International Inc........................       416,025
                                                                    -----------
                                                                        928,142
                                                                    -----------
            SEMICONDUCTORS - 3.02%
  11,780    Alpha Industries, Inc................................       401,256
                                                                    -----------
            TECHNOLOGY - 1.99%
   4,860    Vicor Corp.*.........................................       263,655
                                                                    -----------
            TELEPHONE - 3.92%
  10,830    Qwest Communications International Inc...............       520,517
                                                                    -----------
            TELEMARKETING, CALL CENTERS, AND
             OTHER DIRECT MARKETING - 3.48%
  11,876    Convergys Corp.......................................       461,679
                                                                    -----------

            Total Common Stocks (cost $10,704,489)...............    13,291,759
                                                                    -----------

Principal Amount      SHORT-TERM INVESTMENTS - 2.11%
--------------------------------------------------------------------------------

$280,546    Union Bank of California
             Money Market Fund (cost $280,546)...................       280,546
                                                                    -----------
            Total Investments in Securities
             (cost $10,985,035+): 102.22%........................    13,572,305
            Liabilities in excess of Other Assets: (2.22%).......      (294,333)
                                                                    -----------
            Total Net Assets: 100%...............................   $13,277,972
                                                                    ===========

*    Non income-producing security.

+ At September 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation........................   $ 3,188,835
            Gross unrealized depreciation........................      (601,565)
                                                                    -----------
                Net unrealized appreciation......................   $ 2,587,270
                                                                    ===========

See accompanying Notes to Financial Statements.

                            ROCHDALE ATLAS PORTFOLIO

SCHEDULE OF INVESTMENTS AT SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------
 SHARES     COMMON STOCKS: 99.68%                                   MARKET VALUE
--------------------------------------------------------------------------------

            BELGIUM - 5.20%
            BANKS - 0.81%
  13,601    KBC Bancassurance Holding NPV........................   $   570,087
                                                                    -----------
            E-COMMERCE - 0.00%
   2,106    Total Fina Rights....................................            19
                                                                    -----------
            ELECTRIC - INTEGRATED (ENERGY CONGLOMERATE) - 0.42%
   2,300    Tractebel............................................       297,332
                                                                    -----------
            FINANCIAL SERVICES - 2.78%
  34,166    Fortis B*............................................     1,050,688
   3,769    Groupe Bruxelles Lambert SA..........................       914,942
                                                                    -----------
                                                                      1,965,630
                                                                    -----------
            HOLDING COMPANY (DIVERSIFIED OPERATIONS) - 0.87%
   6,300    CNP-CIE Natle A Portefeuille.........................       611,519
                                                                    -----------
            OIL EXPLORATION/PRODUCTION - 0.32%
     350    Petrofina SA.........................................       228,856
                                                                    -----------
            TOTAL FOR BELGIUM....................................     3,673,443
                                                                    -----------
            BRAZIL - 8.81%
            BANKS - 1.45%
  31,078    Unibanco Brasileiros Sp GDR..........................     1,023,632
                                                                    -----------
            BEVERAGES - 0.72%
  23,000    Companhia De Bebidas PR ADR..........................       510,312
                                                                    -----------
            BROADCASTING - 0.85%
  44,700    Globo Cabo SA - Sponsored ADR........................       597,863
                                                                    -----------
            CRUDE PETROLEUM AND NATURAL GAS - 2.44%
  60,850    Petroleo Brasileiro SA ADR...........................     1,726,619
                                                                    -----------
            PULP MILLS MANUFACTURING - 0.83%
  35,000    Companhia Energetica De Minas - Sponsored ADR........       584,413
                                                                    -----------
            RAW MATERIALS - 0.60%
  25,550    Aracruz Celulose SA - ADR............................       424,769
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            RETAIL - SUPERMARKETS - 0.50%
   9,600    Companhia Brasileira De Distribuicao Grupo Pao
             De Acucar - Sponsored ADR...........................     $ 356,400
                                                                    -----------
            TELEPHONE - INTEGRATED - 1.42%
  12,528    Telebras - ADR.......................................       988,929
     421    Tele Norte Leste Participacoes - Sponsored ADR.......         9,630
                                                                    -----------
                                                                        998,559
                                                                    -----------
            TOTAL FOR BRAZIL.....................................     6,222,567
                                                                    -----------
            FRANCE - 2.06%
            ENERGY - 2.06%
   3,339    Total Fina Elf.......................................       494,997
  13,000    Total Fina SA - Sponsored ADR........................       958,750
                                                                    -----------
                                                                      1,453,747
                                                                    -----------
            TOTAL FOR FRANCE.....................................     1,453,747
                                                                    -----------
            GERMANY - 12.73%
            AUTOMOTIVE - 1.42%
  21,700    Volkswagen AG........................................     1,001,471
                                                                    -----------
            BANKING - 0.54%
   8,800    Dresdner Bank AG.....................................       383,219
                                                                    -----------
            DIVERSIFIED MANUFACTURING OPERATIONS - 3.36%
  16,600    E.On AG - Sponsored ADR..............................       863,200
  11,740    Siemens AG...........................................     1,511,887
                                                                    -----------
                                                                     2,375,087
                                                                    -----------
            ELECTRONICS - 1.01%
  23,400    CE Consumer Electronic...............................       712,380
                                                                    -----------
            ENTERPRISE SOFTWARE/SERVICES - 2.93%
  33,600    SAP AG - Sponsored ADR...............................     2,070,600
                                                                    -----------
            MULTI-INDUSTRY - 3.47%
  87,100    iShares MSCI Germany Index...........................     1,671,231
  63,200    New Germany Fund.....................................       778,150
                                                                    -----------
                                                                      2,449,381
                                                                    -----------
            TOTAL FOR GERMANY....................................     8,992,138
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            INDIA - 5.39%
            BUSINESS SERVICES - 0.30%
  11,700    Silverline Technologies - ADR........................   $   208,406
                                                                    -----------
            CHEMICALS - 1.33%
  60,232    Reliance Industries Ltd. GDR.........................       941,125
                                                                    -----------
            FINANCE - 0.32%
  20,000    ICICI Limited - ADR..................................       222,500
                                                                    -----------
            HEALTH CARE - 0.74%
  32,116    Ranbaxy Laboratories Ltd. GDR........................       525,899
                                                                    -----------
            MULTI-INDUSTRY - 2.42%
 140,973    India Fund Inc.*.....................................     1,709,298
                                                                    -----------
            TELECOMMUNICATIONS - 0.28%
  40,153    Mahanagar Telephone NI GDR...........................       198,757
                                                                    -----------
            TOTAL FOR INDIA......................................     3,805,985
                                                                    -----------
            IRELAND - 9.81%
            BANKS - 2.30%
  33,793    Allied Irish Banks - Sponsored ADR...................       734,998
 111,456    Bank of Ireland......................................       890,080
                                                                    -----------
                                                                      1,625,078
                                                                    -----------
            BUILDING MATERIALS - 1.40%
  62,331    CRH PLC..............................................       988,391
                                                                    -----------
            HEALTH CARE - 2.82%
   9,984    Elan Corp. PLC*......................................       559,442
  26,574    Elan Corp. PLC - ADR*................................     1,434,996
                                                                    -----------
                                                                      1,994,438
                                                                    -----------
            TELEPHONE - INTEGRATED - 1.47%
 467,000    Eircom PLC...........................................     1,038,471
                                                                    -----------
            TRANSPORTATION - AIR - 1.82%
  33,348    Ryanair Holdings PLC*................................     1,283,898
                                                                    -----------

            TOTAL FOR IRELAND....................................     6,930,276
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            JAPAN - 17.40%
            BUSINESS SERVICES - 0.69%
   5,200    Softbank Corp........................................   $   486,020
                                                                    -----------
            DATA PROCESSING - 0.85%
  13,600    Canon Inc. - Sponsored ADR...........................       602,650
                                                                    -----------
            ELECTRONIC APPLIANCES - 1.66%
  11,600    Sony Corp. - ADR.....................................     1,170,875
                                                                    -----------
            ELECTRONIC COMPUTERS/SEMICONDUCTORS - 0.77%
   6,000    Tokyo Electronic, Ltd................................       544,135
                                                                    -----------
            FINANCE - INVESTMENT BANKER/BROKER - 0.70%
  42,000    Daiwa Securities Group Inc...........................       492,442
                                                                    -----------
            MEDICAL - DRUGS - 1.22%
  13,000    Takeda Chemical Industries, Ltd......................       858,956
                                                                    -----------
            MERCHANDISING - 0.55%
  21,000    Jusco Co., Ltd.......................................       386,725
                                                                    -----------
            MULTI-INDUSTRY - 8.23%
  95,000    Japan OTC Equity Fund*...............................       777,813
 380,000    iShares MSCI Japan Index.............................     5,035,000
                                                                    -----------
                                                                      5,812,813
                                                                    -----------
            TELECOMMUNICATIONS - 1.46%
      36    NTT Docomo Inc.......................................     1,032,746
                                                                    -----------
            WIRE AND CABLE PRODUCTS - 1.27%
  52,000    Sumitomo Electric Industries, Ltd....................       897,453
                                                                    -----------

            TOTAL FOR JAPAN......................................    12,284,815
                                                                    -----------
            REPUBLIC OF KOREA - 8.26%
            CHEMICALS - 0.90%
  51,104    LG Chemical Ltd. - ADR...............................       638,800
                                                                    -----------
            ELECTRONIC APPLIANCES - 1.33%
  12,870    Samsung Electronics Ltd.- GDR........................       612,934
   1,800    Samsung Electronics  ................................       326,149
                                                                    -----------
                                                                        939,083
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            MULTI-INDUSTRY - 1.90%
 111,300    Korea Fund Inc.*.....................................   $ 1,341,165
                                                                    -----------
            STEEL PRODUCTION - 0.46%
  17,500    Pohang Iron & Steel - Sponsored ADR..................       323,750
                                                                    -----------
            TELECOMMUNICATIONS - 2.45%
  25,700    Korea Telecom Corp. - Sponsored ADR..................       870,587
  33,380    SK Telecommunications Ltd............................       859,535
                                                                    -----------
                                                                      1,730,122
                                                                    -----------
            UTILITIES - 1.22%
  65,349    Korea Electric Power Corp. - ADR.....................       861,790
                                                                    -----------

            TOTAL FOR REPUBLIC OF KOREA..........................     5,834,710
                                                                    -----------
            NETHERLANDS - 0.04%
            DIVERSIFIED FINANCIAL SERVICES - 0.04%
     815    Fortis (NL) - Sponsored ADR..........................        25,265
                                                                    -----------

            TOTAL FOR NETHERLANDS................................        25,265
                                                                    -----------

            NORWAY - 8.49%
            BANKS - 1.35%
 218,535    DNB Holding ASA......................................       950,847
                                                                    -----------
            ENERGY - 3.61%
  25,769    Norsk Hydro ASA - Sponsored ADR......................     1,090,351
  34,800    Norsk Hydro ASA......................................     1,456,650
                                                                    -----------
                                                                      2,547,001
                                                                    -----------
            FINANCIAL SERVICES - 1.02%
 101,470    Storebrand ASA*......................................       720,924
                                                                    -----------
            FOOD - MISCELLANEOUS/DIVERSIFIED - 1.01%
  37,000    Orkla ASA............................................       717,310
                                                                    -----------
            OIL FIELD SERVICES - 1.50%
  62,028    Petroleum Geo-Services-ADR...........................     1,062,230
                                                                    -----------

            TOTAL FOR NORWAY.....................................     5,998,312
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            SINGAPORE - 8.80%
            BANKS - 3.34%
  60,000    DBS Group Holdings Ltd...............................   $   661,963
 133,115    Overseas - Chinese Banking Corporation Ltd...........       841,397
 118,799    United Overseas Bank.................................       853,305
                                                                    -----------
                                                                      2,356,665
                                                                    -----------
            BANKS/MONEY CENTER - 0.94%
  60,000    DBS Group Holdings Ltd...............................       661,963
                                                                    -----------
            BROADCASTING AND PUBLISHING - 1.06%
  50,000    Singapore Press Holdings.............................       749,880
                                                                    -----------
            COMPUTER HARDWARE - 1.07%
  24,200    Creative Technology Ltd.-ADR.........................       502,150
  12,000    Creative Technology Limited..........................       253,753
                                                                    -----------
                                                                        755,903
                                                                    -----------
            ELECTRONICS - 0.65%
 177,720    Natsteel Electronics Ltd.............................       459,548
                                                                    -----------
            REAL ESTATE - 1.02%
   9,000    City Developments Ltd.-ADR...........................        41,850
 138,652    City Developments....................................       677,215
                                                                    -----------
                                                                        719,065
                                                                    -----------
            TELECOMMUNICATION SERVICES - 0.84%
 380,000    Singapore Telecom, Ltd...............................       593,928
                                                                    -----------
            TRANSPORTATION - AIRLINES - 0.82%
  61,200    Singapore Airlines Ltd...............................       580,252
                                                                    -----------

            TOTAL FOR SINGAPORE..................................     6,215,241
                                                                    -----------

            SPAIN - 2.05%
            TELEPHONE - INTEGRATED - 2.05%
  24,256    Telefonica SA - Sponsored ADR........................     1,444,748
                                                                    -----------

            TOTAL FOR SPAIN......................................     1,444,748
                                                                    -----------

            SWITZERLAND - 10.64%
            BANKS - 1.96%
  10,400    UBS AG*..............................................     1,383,906
                                                                    -----------

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

            ENGINEERING/RESEARCH AND DEVELOPMENT SERVICES - 1.75%
  12,700    ABB, Ltd.............................................   $ 1,234,407
                                                                    -----------
            FOOD - 2.55%
     865    Nestle SA............................................     1,801,623
                                                                    -----------
            HEALTH - 0.87%
     500    Serono SA-B..........................................       610,377
                                                                    -----------
            INSURANCE - 0.85%
   1,300    Zurich Allied AG.....................................       600,946
                                                                    -----------
            MEDICAL - DRUGS - 1.62%
     130    Roche Holding AG.....................................     1,143,227
                                                                    -----------
            TELEPHONE - INTEGRATED - 1.04%
   3,000    Swisscom AG..........................................       735,055
                                                                    -----------
            TOTAL FOR SWITZERLAND................................     7,509,541
                                                                    -----------

            Total Common Stock (cost $73,283,602)................    70,390,788
                                                                    -----------

            SHORT OPTIONS WRITTEN - (0.03%)

     (50)   Elan Corp. call / Oct. / $55.00......................       (10,313)
     (50)   SAP AG call / Oct. / $65.00..........................       (10,625)
                                                                    -----------
            Total Short Options Written (proceeds $0)............       (20,938)
                                                                    -----------

Principal Amount      SHORT-TERM INVESTMENTS - 0.62%
--------------------------------------------------------------------------------
$435,607    Highmark Diversified Money Market
             Fund (cost $435,607)................................       435,607
                                                                    -----------
                Total Investments in Securities
                 (cost $73,719,209+): 100.27%....................    70,805,457
                Liabilities less Other Assets: (0.27%)...........      (192,895)
                                                                    -----------
                   Total Net Assets: 100%........................   $70,612,562
                                                                    ===========

* Non income-producing security

ADR - American Depository Receipt

GDR - Global Depository Receipt

See Accompanying Notes to Financial Statements

                            ROCHDALE ATLAS PORTFOLIO

--------------------------------------------------------------------------------
 SHARES                                                             MARKET VALUE
--------------------------------------------------------------------------------

+ At September 30, 2000, the cost for Federal income tax purposes was the same as the basis for financial reporting. Unrealized appreciation and depreciation of securities were as follows:

            Gross unrealized appreciation........................   $ 6,201,385
            Gross unrealized depreciation........................    (9,115,137)
                                                                    -----------
                Net unrealized depreciation......................   $(2,913,752)
                                                                    ===========

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES AT SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           MAGNA            ALPHA          ATLAS
                                                                         PORTFOLIO        PORTFOLIO      PORTFOLIO
                                                                        ------------    ------------    ------------
ASSETS
  Investments in securities, at value (cost $17,728,465,
    $10,985,035, and $73,719,209, respectively) ...................     $ 18,861,489    $ 13,572,305    $ 70,826,395
  Receivables:
    Foreign tax reclaim ...........................................               --              --           5,502
    Investments sold ..............................................               --         212,724              --
    Dividends and interest ........................................            5,293             664         162,437
    Fund shares sold ..............................................               --              --         330,774
  Prepaid expenses ................................................            4,799           3,637           4,259
                                                                        ------------    ------------    ------------
  TOTAL ASSETS ....................................................       18,871,581      13,789,330      71,329,367
                                                                        ------------    ------------    ------------
LIABILITIES
  Short options written, at value (proceeds $19,653, $0
    and $0, respectively) .........................................           82,688              --          20,938
  Payables:
    Due to Advisor ................................................           20,422          11,641          58,922
    Securities purchased ..........................................          224,968         450,201         458,788
    Cash overdraft ................................................               --              --           7,000
    Fund shares repurchased .......................................               --           5,306              --
    Dividend tax withheld .........................................               --              --          11,595
  Accrued expenses ................................................           65,100          44,210         159,562
                                                                        ------------    ------------    ------------
  TOTAL LIABILITIES ...............................................          393,178         511,358         716,805
                                                                        ------------    ------------    ------------

NET ASSETS ........................................................     $ 18,478,403    $ 13,277,972    $ 70,612,562
                                                                        ============    ============    ============
  Number of shares, $0.01 par value, issued
    and outstanding (unlimited shares authorized) .................          581,101         374,241       2,143,851
                                                                        ============    ============    ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE ..........     $      31.80    $      35.48    $      32.94
                                                                        ============    ============    ============
COMPOSITION OF NET ASSETS
  Paid-in capital .................................................     $ 17,239,540    $ 10,466,881    $ 74,614,043
  Undistributed/accumulated net investment income (loss) ..........          (66,245)        (91,202)        459,097
  Undistributed/accumulated net realized gain (loss) from
    security transactions .........................................          235,119         315,023      (1,546,856)
  Net unrealized appreciation (depreciation) on investments                1,069,989       2,587,270      (2,913,722)
                                                                        ------------    ------------    ------------
Net Assets ........................................................     $ 18,478,403    $ 13,277,972    $ 70,612,562
                                                                        ============    ============    ============

See accompanying Notes to Financial Statements

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF OPERATIONS - FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2000
  (UNAUDITED)
--------------------------------------------------------------------------------

                                                                      MAGNA         ALPHA          ATLAS
                                                                    PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                    ---------    -----------    -----------
INVESTMENT INCOME
  Income
    Dividend income (net of foreign taxes of $0,
     $0 and $23, respectively) .................................    $  94,640    $     4,844    $   942,200
    Interest income ............................................          911          2,515         15,027
    Other income ...............................................          760            977          2,681
                                                                    ---------    -----------    -----------
  Total income .................................................       96,311          8,336        959,908
                                                                    ---------    -----------    -----------
  Expenses
    Advisory fees ..............................................       92,889         53,805        333,553
    Fund accounting fees .......................................       10,731          7,200         26,814
    Custody fees ...............................................        3,481          1,136         40,286
    Administration fee .........................................       12,627         12,627         12,627
    Registration fees ..........................................       13,987          9,663         25,897
    Audit fee ..................................................        6,000          6,000          6,000
    Legal fees .................................................        6,269          7,616          8,153
    Transfer agent fees ........................................        5,467          3,967          7,432
    Miscellaneous ..............................................        1,756          1,516          4,517
    Reports to shareholders ....................................        3,000          2,277          4,655
    Insurance ..................................................          500            368          1,465
    Trustees' fees .............................................          549            549            549
                                                                    ---------    -----------    -----------
  Total expenses ...............................................      157,256        106,724        471,948
  Add: expenses recouped by Advisor ............................        5,300             --         28,863
  Less: expenses waived and reimbursed .........................           --         (7,186)            --
                                                                    ---------    -----------    -----------
  Net expenses .................................................      162,556         99,538        500,811
                                                                    ---------    -----------    -----------
  NET INVESTMENT INCOME (LOSS) .................................      (66,245)       (91,202)       459,097
                                                                    ---------    -----------    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 AND FOREIGN CURRENCY TRANSACTIONS
  Net realized gain (loss):
    Security transactions ......................................       54,027        394,652       (654,652)
    Option transactions ........................................       35,177             --             --
    Foreign currency transactions ..............................           --             --         (2,623)
                                                                    ---------    -----------    -----------
  Net realized gain (loss) on security and foreign
    currency transactions ......................................       89,204        394,652       (657,275)
                                                                    ---------    -----------    -----------
  Net change in unrealized appreciation (depreciation) on:
    Investments ................................................     (971,431)     1,495,520     (8,834,688)
    Foreign currency transactions ..............................           --             --         13,689
                                                                    ---------    -----------    -----------
  Net change in unrealized appreciation on investments
    and foreign currency transactions ..........................     (971,431)     1,495,520     (8,820,999)
                                                                    ---------    -----------    -----------
  NET REALIZED AND UNREALIZED (LOSS) GAIN ON INVESTMENTS
    AND FOREIGN CURRENCY TRANSACTIONS ..........................     (882,227)     1,890,172     (9,478,274)
                                                                    ---------    -----------    -----------
  NET (DECREASE) INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ..................................    $(948,472)   $ 1,798,970    $(9,019,177)
                                                                    =========    ===========    ===========

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                     MAGNA                         ALPHA                       ATLAS
                                                   PORTFOLIO                     PORTFOLIO                   PORTFOLIO
                                            -----------------------       ----------------------      -----------------------
                                            Six Months       Year         Six Months     6/1/99*      Six Months       Year
                                              Ended          Ended          Ended        Through        Ended          Ended
                                             9/30/00#       3/31/00        9/30/00#      3/31/00       9/30/00#       3/31/00
                                             --------       -------        --------      -------       --------       -------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
 Net investment gain (loss)............   $   (66,245)   $   (85,362)   $   (91,202)   $  (35,937)   $   459,097    $  (238,009)
 Net realized gain (loss) on
  security and foreign
  currency transactions................        70,671        132,143        394,652       (79,629)      (657,275)       222,610
 Net realized gain from option
  transactions.........................        18,533         56,129             --            --             --             --
 Net change in unrealized
  appreciation (depreciation)
  on investments and foreign
  currency transactions................      (971,431)     1,734,921      1,495,520     1,091,750     (8,820,999)     5,776,641
                                          -----------    -----------    -----------    ----------    -----------    -----------
    NET INCREASE (DECREASE)
    IN NET ASSETS RESULTING
    FROM OPERATIONS....................      (948,472)     1,837,831      1,798,970       976,184     (9,019,177)     5,761,242
                                          -----------    -----------    -----------    ----------    -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS
 Net investment income ................            --             --             --            --             --        (74,752)
 Realized gain on investments..........            --        (67,692)            --            --             --     (1,149,539)
                                          -----------    -----------    -----------    ----------    -----------    -----------
    TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS ......................            --        (67,692)            --            --             --     (1,224,291)
                                          -----------    -----------    -----------    ----------    -----------    -----------
FUND SHARE TRANSACTIONS
 Proceeds from shares sold ............     2,643,509      9,665,171      3,460,790     7,934,076     19,950,985     50,731,323
 Shares issued on reinvestment
   of distributions ...................            --         67,692             --            --             --      1,224,291
 Cost of shares redeemed ..............    (1,499,051)    (1,331,063)      (593,943)     (298,105)    (3,128,111)    (3,807,699)
                                          -----------    -----------    -----------    ----------    -----------    -----------
    NET INCREASE FROM FUND
    SHARE TRANSACTIONS ................     1,144,458      8,401,800      2,866,847     7,635,971     16,822,874     48,147,915
                                          -----------    -----------    -----------    ----------    -----------    -----------
  TOTAL INCREASE IN NET ASSETS.........       195,986     10,171,939      4,665,817     8,612,155      7,803,697     52,684,866

NET ASSETS
  Beginning of period .................    18,282,417      8,110,478      8,612,155            --     62,808,865     10,123,999
                                          -----------    -----------    -----------    ----------    -----------    -----------
END OF PERIOD .........................   $18,478,403    $18,282,417    $13,277,972    $8,612,155    $70,612,562    $62,808,865
                                          ===========    ===========    ===========    ==========    ===========    ===========

CHANGE IN SHARES
 Shares sold ..........................        81,278        309,643        108,895       294,091        575,016      1,401,465
 Shares issued on reinvestment
   of distributions ...................            --          2,147             --            --             --         33,690
 Shares redeemed ......................       (46,772)       (42,187)       (17,935)      (10,810)       (91,433)      (106,606)
                                          -----------    -----------    -----------    ----------    -----------    -----------

    NET INCREASE.......................        34,506        269,603         90,960       283,281        483,583      1,328,549
                                          ===========    ===========    ===========    ==========    ===========    ===========

# Unaudited
* Inception of Portfolio

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

FINANCIAL HIGHLIGHTS
FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT EACH PERIOD
--------------------------------------------------------------------------------

                                                      MAGNA                        ALPHA                      ATLAS
                                                    PORTFOLIO                    PORTFOLIO                  PORTFOLIO
                                         -------------------------------     -------------------   ------------------------------
                                         Six Months   Year      6/29/98*     Six Months  6/1/99*   Six Months   Year      6/29/98*
                                           Ended      Ended     Through        Ended     Through     Ended      Ended     Through
                                          9/30/00+   3/31/00    3/31/99       9/30/00+   3/31/00    9/30/00+   3/31/00    3/31/99
                                          --------   -------    -------       --------   -------    --------   -------    -------
Net asset value, beginning of period ...   $33.45     $29.28     $25.00        $30.40     $25.00     $37.83     $30.52     $25.00
                                           ------     ------     ------        ------     ------     ------     ------     ------
Income from investment operations:
 Net investment income (loss) ..........    (0.11)     (0.16)     (0.02)        (0.24)     (0.13)      0.21      (0.11)        --
 Net realized and unrealized gain
  (loss) on investments ................    (1.54)      4.48       4.30          5.32       5.53      (5.10)      8.76       5.52
                                           ------     ------     ------        ------     ------     ------     ------     ------
Total from investment operations .......    (1.65)      4.32       4.28          5.08       5.40      (4.89)      8.65       5.52
                                           ------     ------     ------        ------     ------     ------     ------     ------
Less distributions:
 Dividends from net investment
  income ...............................       --         --         --            --         --         --      (0.08)        --
 Distributions from realized gains......       --      (0.15)        --            --         --         --      (1.26)        --
                                          ------     ------     ------        ------     ------     ------     ------     ------
    Total distributions ................       --      (0.15)        --            --         --         --      (1.34)        --
                                           ------     ------     ------        ------     ------     ------     ------     ------

Net asset value, end of period .........   $31.80     $33.45     $29.28        $35.48     $30.40     $32.94     $37.83     $30.52
                                           ======     ======     ======        ======     ======     ======     ======     ======

Total return ...........................    (4.93%)    14.80%     17.12%***     16.71%     21.60%    (12.93%)    28.53%     22.08%**

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (millions) ...   $ 18.5     $ 18.3     $  8.1        $ 13.3     $  8.6     $ 70.6     $ 62.8     $ 10.1

Portfolio turnover rate ................    21.30%     38.34%     47.81%        53.93%     22.48%     35.47%     35.97%     22.90%

Ratio of expenses to average net assets:
 Before expense reimbursement
  and waivers ..........................     1.75%#       2.15%    6.19%#        1.98%#     5.64%#     1.41%#       1.73%    7.79%#
 After expense reimbursement
  and waivers ..........................     1.75%#       1.73%    1.60%#        1.85%#     1.83%#     1.50%#       1.91%    1.61%#

Ratio of net investment income
 (loss) to average net assets:
 Before expense reimbursement
  and waivers ..........................    (0.71%)#    (1.09%)   (4.88%)#      (1.83%)#   (5.11%)#   1.46%#      (0.63%)   (6.26%)#
 After expense reimbursement
  and waivers ..........................    (0.71%)#    (0.67%)   (0.29%)#      (1.70%)#   (1.30%)#   1.38%#      (0.81%)   (0.08%)#

+    Unaudited
*    Inception of Portfolio
**   Commencement of investment operations - October 2, 1998
***  Commencement of investment operations - October 23, 1998
#    Annualized

See accompanying Notes to Financial Statements.

                           ROCHDALE INVESTMENT TRUST

NOTES TO FINANCIAL STATEMENTS AT SEPTEMBER 30, 2000 (UNAUDITED)
--------------------------------------------------------------------------------

NOTE 1 - ORGANIZATION

     The Rochdale Magna Portfolio, Rochdale Alpha Portfolio, and Rochdale Atlas Portfolio, (the "Portfolios") are diversified series of shares of beneficial interest of Rochdale Investment Trust (the "Trust"), which is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The investment objective of the Portfolios is to achieve long-term capital appreciation.

     The Rochdale Magna and Rochdale Atlas Portfolios were established in June 1998. Initial outside investors purchased shares of the Portfolios on June 29, 1998. However, investment operations of the Portfolios did not commence until October 23, 1998, and October 2, 1998, for the Rochdale Magna Portfolio and the Rochdale Atlas Portfolio, respectively. The Rochdale Alpha Portfolio commenced operations on June 1, 1999.

     The Rochdale Magna Portfolio is a large-cap domestic equity fund. It seeks to achieve its objective by investing primarily in securities of companies that Rochdale Investment Management ("Rochdale" or the "Advisor") has identified through fundamental criteria as the leading growth and leading value companies relative to growth and value industry peers.

     The Rochdale Alpha Portfolio is a small- to mid-cap domestic equity fund. It seeks to achieve its objective by investing primarily in equity securities of small and medium-size U.S. companies that Rochdale has identified as expecting to grow earnings at a rate above that of larger, more established companies.

     The Rochdale Atlas Portfolio is a foreign equity fund. It seeks to achieve its objective by investing primarily in equity securities of select foreign developed and emerging countries that Rochdale has identified as attractive relative to other countries based on fundamental valuation, financial, and economic attributes.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. SECURITY VALUATION. In valuing the Portfolios' assets for calculating net asset value, readily-marketable portfolio securities listed on a national securities exchange or NASDAQ are valued at the last sale price on the business day as of which such values are being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily-marketable securities traded only in an over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board of Trustees of the Trust shall determine in good faith to reflect the security's fair value. All other assets of the Portfolios are valued in such manner as the Board of Trustees in good faith deems appropriate to reflect their fair value.

     B. FEDERAL INCOME TAXES. The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

     C. SECURITY TRANSACTIONS AND INVESTMENT INCOME. Security transactions are accounted for on the date the security is purchased or sold (trade date). The cost of securities sold is determined under the identified cost method. Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Purchase discounts and premiums on securities held by the Portfolios are accreted and amortized to maturity using the effective interest method.

     D. FOREIGN CURRENCY. Values of investments denominated in foreign currencies are converted into U.S. dollars using the spot market rate of exchange at the time of valuation. Purchases and sales of investments and dividend and interest income are translated into U.S.

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

          dollars using the spot market rate of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

     E. FORWARD CURRENCY CONTRACTS. A forward currency contract is an agreement between two parties to buy or sell a currency at a set price on a future date. Forward contracts are marked to market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. When a contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Portfolio could be at risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably.

     F. DISTRIBUTIONS TO SHAREHOLDERS. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, net operating losses, equalization and post-October capital and currency losses.

     G. OPTION WRITING. Each Portfolio may write (sell) covered call options and secured put options on securities and indices. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Portfolio on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

     H. USE OF ESTIMATES. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

     Rochdale Investment Management Inc. (the "Advisor") provides the Portfolios with investment management services under an Investment Advisory Agreement. The Advisor furnishes all investment advice, office space, facilities, and most of the personnel needed by the Trust. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% from each Portfolio based upon the average daily net assets of each Portfolio.

     The Portfolios are responsible for their own operating expenses. The Advisor has agreed to reduce fees payable to it by the Portfolios to the extent necessary to limit each Portfolio's aggregate annual operating expenses to a maximum of 1.75%, 1.85% and 1.95% of average net assets for the Rochdale Magna, Rochdale Alpha, and Rochdale Atlas Portfolios, respectively. Any such reductions made by the Advisor in its fees or payments or reimbursement of expenses which are the Portfolios' obligation may be subject to reimbursement by the Portfolios within the following three years, provided the Portfolios are able to effect such reimbursement and remain in compliance with applicable limitations. For the six months ended September 30, 2000, the Advisor has recouped expenses in the

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

amount of $5,300 from the Magna Portfolio, reimbursed $7,186 to the Alpha Portfolio for expenses in excess of the limit, and recouped $28,863 from the Atlas Portfolio making the Portfolios' expense ratios 1.75%, 1.85% and 1.50% versus actual operating expenses of 1.75%, 1.98% and 1.41% respectively.

     Investment Company Administration, LLC (the "Administrator") acts as the Trust's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Portfolios; prepares reports and materials to be supplied to the trustees; monitors the activities of the Portfolios' custodian, transfer agent and accountants; coordinates the preparation and payment of Fund expenses and reviews the Portfolios' expense accruals. For its services, the Administrator receives a monthly fee from each Portfolio at a rate of 0.10% annually of average net assets, with a minimum annual fee per Portfolio of $25,000.

     Rochdale Investment Management Inc., the Advisor, also acts as the Portfolios' principal underwriter in a continuous public offering of the Portfolios' shares.

     Certain officers and trustees of the Trust are also officers and/or directors of the Advisor or Administrator.

NOTE 4 - DISTRIBUTION PLAN

     The Portfolios have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1. The Plan provides that the Portfolios may pay for distribution and related expenses of up to an annual rate of 0.25% of each Portfolio's average net assets to Rochdale as distributor. Rochdale elected to waive its fees for the six months ended September 30, 2000.

NOTE 5 - PURCHASES AND SALES OF SECURITIES

     For the six months ended September 30, 2000, the cost of purchases and the proceeds from sales of securities, other than short-term investments, were $4,823,251, $8,500,339, $28,516,467, and $3,970,419, $5,848,972 and $23,483,296,
respectively, for the Rochdale Magna Portfolio, the Rochdale Alpha Portfolio, and the Rochdale Atlas Portfolio, respectively.

     The activity in put options written for the Rochdale Magna Portfolio during the six months ended September 30, 2000, is summarized as follows:

CONTRACTS
 WRITTEN                                                               AMOUNT
 -------                                                               ------
   (15)       Options outstanding, beginning of period............    $ (1,480)

  (585)       Options written.....................................     (56,994)

    --        Options closed......................................          --

    42        Options exercised...................................       4,769

   435        Options expired.....................................      34,052
                                                                     ---------
  (123)       Options outstanding at September 30, 2000...........     (19,653)

              Unrealized depreciation at September 30, 2000.......     (63,035)
                                                                     ---------
              Market value of options at September 30, 2000.......   $ (82,688)
                                                                     =========

                           ROCHDALE INVESTMENT TRUST

--------------------------------------------------------------------------------

The activity in put options written for the Rochdale Atlas Portfolio during the six months ended September 30, 2000, is summarized as follows:

CONTRACTS
 WRITTEN                                                               AMOUNT
 -------                                                               ------
    --        Options outstanding, beginning of period............   $      --

  (100)       Options written.....................................     (28,704)

    --        Options closed......................................          --

    --        Options exercised...................................          --

    --        Options expired.....................................          --
  ----                                                               ---------
  (100)       Options outstanding at September 30, 2000...........     (28,704)
  ====
              Unrealized depreciation at September 30, 2000.......       7,766
                                                                     ---------
              Market value of options at September 30, 2000.......   $ (20,938)
                                                                     =========

                           ROCHDALE INVESTMENT TRUST


                                     ADVISOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                            New York, New York 10022
                                 (212) 702-3500

                                        *

                                   DISTRIBUTOR

                       Rochdale Investment Management Inc.
                              570 Lexington Avenue
                            New York, New York 10022
                                 (212) 702-3500

                                        *

                                    CUSTODIAN

                            Union Bank of California
                               475 Sansome Street
                         San Francisco, California 94111

                                        *

                                 TRANSFER AGENT

                          American Data Services, Inc.
                                150 Motor Parkway
                            Hauppauge, New York 11788

                                        *

                                    AUDITORS

                              Tait, Weller & Baker
                            8 Penn Center, Suite 800
                        Philadelphia, Pennsylvania 19103

                                        *

                                  LEGAL COUNSEL

                               Laura Corsell, Esq.
                                 7307 Elbow Lane
                        Philadelphia, Pennsylvania 19119


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ROCHDALE INVESTMENT TRUST
570 Lexington Avenue
New York, NY 10022-6837
800-245-9888
www.rochdale.com



     You can discuss your questions about the Portfolios, and request other information, including Statement of Additional Information (SAI), Annual Report or Semi-Annual Report, free of charge, by calling the Portfolios at 800-245-9888 or visiting our Web site at www.rochdale.com. In the Portfolios' Annual Reports, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolios' performance during their last fiscal year. The SAI provides detailed information about the Portfolios and is incorporated into this Prospectus by reference.

     You can review and copy information about the Portfolios, including the Portfolios' reports and SAI, at the Public Reference Room of the Securities and Exchange Commission, or get copies for a fee, by writing or calling the Public Reference Room of the Commission, Washington, DC 20549-6009 (1-800-SEC-0330). You can obtain the same information free of charge from the Commission's Internet Web site at http://www.sec.gov.


                  (ROCHDALE INVESTMENT TRUST'S SEC INVESTMENT
                     COMPANY ACT FILE NUMBER IS 811-08685)